Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 33 – Commitments and contingencies

Legal Proceedings

From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities.  We believe that the resolution of such claims will not have a material impact individually or in the aggregate on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our financial statements as of December 31, 2015.

In December 2014, a purported shareholder class action lawsuit, Fuchs et al. v. Seadrill Limited et al., No. 14-cv-9642 (LGS)(KNF), was filed in US Federal District Court in the Southern District of New York, alleging, among other things, that Seadrill and certain of its executives made materially false and misleading statements in connection with the payment of dividends.  In January 2015, a second purported shareholder class action lawsuit, Heron v. Seadrill Limited et al., No. 15-cv-0429 (LGS)(KNF), was filed in the same court on similar grounds.  In March 2015, a third purported shareholder class action lawsuit, Glow v. Seadrill Limited et al., No. 15-cv-1770 (LGS)(KNF), was filed in the same court on similar grounds.  On March 24, 2015, the court consolidated these complaints into a single action.  On June 23, 2015 the court appointed co-lead plaintiffs and co-lead counsel and ordered the co-lead plaintiffs to file a single consolidated amended complaint by July 23, 2015.

The amended complaint was filed on July 23, 2015 alleging, among other things, that Seadrill, North Atlantic Drilling Limited and certain of their executives made materially false and misleading statements in connection with the payment of dividends, the failure to disclose the risks to the Rosneft transaction as a result of various enacted government sanctions and the inclusion in backlog of $4.1 billion attributable to the Rosneft transaction. The defendants filed their Motion to Dismiss the Complaint on October 13, 2015. The plaintiffs, in turn, filed their Opposition to the Motion to Dismiss on November 12, 2015 and the defendants’ Reply Brief was served on December 4, 2015.

Although we intend to vigorously defend this action, we cannot predict the outcome of this case, nor can we estimate the amount of any possible loss. Accordingly, no loss contingency has been recognized within the financial statements.

In addition, the Company has received voluntary requests for information from the U.S. Securities and Exchange Commission concerning, among other things, statements in connection with its payment of dividends, inclusion of contracts in the Company’s backlog, and its contracts with Rosneft.

Other matters
On October 12, 2015, HSHI launched arbitration proceedings with regard to Seadrill’s cancellation of the West Mira construction contract. For further discussion please refer to “Note 5 - Gain / (Loss) on disposals.”

Sevan Drilling is a controlled subsidiary of the Company. On June 29, 2015, Sevan Drilling disclosed that it had initiated an internal investigation into activities with an agent under certain drilling contracts with Petrobras in Brazil, which were entered prior to the separation from the Sevan Marine Group. On October 16, 2015, Sevan further disclosed that Sevan Drilling ASA had been accused of breaches of Sections 276 a and 276 b of the Norwegian Criminal Code in respect of payments made in connection with the performance during 2012 to 2015 of drilling contracts originally awarded by Petrobras to Sevan Marine ASA in the period between 2005-2008. For further details please refer to the Sevan Drilling Interim Financial Report Fourth Quarter 2015 which is publicly available. We cannot predict whether any other governmental authority will seek to investigate this matter, or if a proceeding were opened, the scope or ultimate outcome of any such investigation and as a result no loss contingency has been recognized in Seadrill’s consolidated financial statements.

In February 2016, NADL was notified of certain customer claims. After an initial assessment including advice from external counsel, NADL fully refutes the validity of these claims and will take appropriate actions related to its position. The client has withheld amounts from invoice payments due in the first quarter of 2016, which total $36.2 million. No provision has been recognized in relation to these claims.

North Atlantic Drilling, and all other offshore contractors that are members of the Norwegian Shipowners’ Association, lost a Norwegian court case in July 2015 concerning the pension rights of night shift compensation for offshore workers. The case has been appealed to the Supreme Court of Norway by the members of the Norwegian Shipowners’ Association, and the hearings are expected to be held in June 2016. Due to the uncertainty of the appeal we cannot predict the outcome of this case, nor can we estimate the amount of any possible loss. Accordingly, no loss contingency has been recognized within the Company’s financial statements as at December 31, 2015.

Pledged assets

The book value of assets pledged under mortgages and overdraft facilities at December 31, 2015 was $14,596 million (2014: $17,772 million). In addition we have $228 million of marketable securities pledged as security for certain derivative arrangements.

Purchase Commitments

At December 31, 2015, the Company had contractual commitments under thirteen newbuilding contracts totaling $4,049 million (2014: $5,389 million). The contract commitments are mainly yard installments and are for the construction of one semi-submersible rigs, eight jack-up rigs and four drillships.

Note that the newbuilding commitments include $447 million related to the Sevan Developer that are presented as a contractual obligation in the balance sheet in the line item “Other short term liabilities.” Sevan Drilling and Cosco Shipyard have agreed to amend the termination rights of the construction contract and defer the delivery date for the Sevan Developer. Delivery is deferred for 12 months with mutually agreed options, exercisable at 6 month intervals, to extend the delivery date for up to a total of 36 months from October 15, 2014. The agreement will terminate at the end of each deferral period, unless the option to extend is mutually agreed by both parties. If termination should occur, Sevan is entitled to a refund of its installments less any agreed costs. Cosco will complete construction and maintain the rig at the shipyard in Qidong. Sevan will continue to market the rig as part of its fleet. Payment of the construction liability and other related costs will be deferred until delivery. On October 30, 2015 Sevan Drilling and Cosco agreed to exercise the first six-month option of the delivery deferral agreement for Sevan Developer, which extends the deferral period to April 15, 2016. The final delivery installment has been amended to $447 million, representing 85% of the $526 million contract price. As part of the agreement, Cosco has refunded 5%, or $26 million, of the contract value plus interest of $3 million back to Seadrill, which Seadrill will pay back at the time of final yard installment.

The table below shows the maturity schedule for the newbuilding contractual commitments, which reflects all recent deferral agreements with DSME, Samsung, Cosco and Dalian, and assumes we exercise the remaining deferral options for the Sevan Developer with Cosco:

(In US$ millions)	2016	2017	2018	2019	2020	2021 and thereafter	Total
Newbuildings	188	2,158	1,174	529	—	—	4,049

Guarantees

The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2015	December 31, 2014
Guarantees in favor of customers [1,2,3]	1,530	1,824
Guarantees in favor of banks [1,2,3,4]	1,632	1,254
Guarantees in favor of suppliers [1,3,4]	2,744	3,898
Total	5,906	8,404

(1)
Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $370 million (2014: $370 million). Guarantees in favor of banks include guarantees provided on behalf of Seadrill Partners of $698 million (2014: $423 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $86 million (2014: $92 million). See Note 31 to the consolidated financial statements included herein.

(2)
Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2014: $0 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of $81 million (2014: $0 million). See Note 31 to the consolidated financial statements included herein.

(3)
Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2014: nil). Within guarantees in favor of banks are guarantees provided on behalf of Archer of $268 million and EUR 33 million ($36 million) (2014: $370 million and EUR 48 million ($71.9 million)). Guarantees in favor of suppliers includes guarantees on behalf of Archer of GBP 9 million ($14 million) (2014: GBP 26 million ($40 million)). See Note 31 to the consolidated financial statements included herein.

(4)
Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $550 million (2014: $293 million). Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR 0 million ($0 million) and $125 million respectively (2014: EUR 47 million ($60 million) and $375 million respectively). See Note 31 to the consolidated financial statements included herein.

As of the balance sheet date, we have not recognized any liabilities for the above guarantees, as we do not consider it probable for the guarantees to be called.